AMERICAN GENERAL LIFE INSURANCE COMPANY



Variable Separate Account
Variable Annuity Account One
Variable Annuity Account Two
Variable Annuity Account Four
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Separate Account I
Separate Account D
Separate Account VA-1
Separate Account VA-2
Separate Account A
Separate Account AGL A
AG Separate Account A
Separate Account II
Separate Account VUL-2
Separate Account VUL
Separate Account VL-R


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK


FS Variable Separate Account
FS Variable Annuity Account One
FS Variable Annuity Account Two
FS Variable Annuity Account Five

Separate Account USL A
Separate Account USL VA-R
Separate Account USL B
Separate Account USL VL-R

                         SUPPLEMENT TO THE
               STATEMENTS OF ADDITIONAL INFORMATION


	American General Life Insurance Company and The United States Life Insurance Company in the City of New York (collectively, the "Companies") are amending their Statements of Additional Information for the purpose of giving notification of the termination of their respective Capital Maintenance Agreement effective October 31, 2014.

	The Companies are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), and are each a party to an Amended and Restated Unconditional Capital Maintenance Agreement, entered into and effective as of February 18, 2014, with AIG (the "CMA"). Under each Company's CMA, AIG agreed to, among other things, maintain the total adjusted capital of such Company at or above a specified minimum percentage as stated in the CMA. On October 31, 2014, the Companies and AIG agreed to terminate their respective CMA in their entirety effective immediately. The termination of the CMA has no impact on the insurance guarantees of the contract. The obligations and guarantees under the contract are the sole responsibility of the relevant Company. Therefore, payments of these obligations are subject to the relevant Company's financial strength, claims paying ability and long term ability to make such payments.


Dated:  October 31, 2014






Please keep this Supplement with the Statement of Additional Information